12. FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Measurements Tables
Schedule of Warrant terms
	Issuance Date	Number of Common Shares	Per Share Exercise Price	Remaining Term (Month)	Expiration Date
Series G Warrants	November 4, 2016	1,500,000	$4.61	9	January 31, 2018
Series H Warrants	November 4, 2016	500,000	$4.61	21	January 31, 2019
Series I Warrants	November 4, 2016	500,000	$4.61	31	January 31, 2020

	Issuance Date	Number of Common Shares	Initial Per Share Exercise Price	Initial Term (Years)	Expiration Date
Series G Warrants	November 4, 2016	1,500,000	$5.00	1.2	January 31, 2018
Series H Warrants	November 4, 2016	500,000	$6.00	2.2	January 31, 2019
Series I Warrants	November 4, 2016	500,000	$7.00	3.2	January 31, 2020
Series J Warrants	December 29, 2016	2,170,000	$.015	4	December 29, 2020
Series K Warrants	December 29, 2016	170,000	$.015	4	December 29, 2020

Schedule of determined the fair values of the Warrants

	As of March 31, 2017
Inputs	Series G	Series H	Series I
Volatility (1)	62.9%	81.0%	73.0%
Expected term (years)	.83	1.83	2.83
Risk free interest rate	.990%	1.230%	1.462%
Common stock price	$4.25	$4.25	$4.25
Exercise price	$4.61	$4.61	$4.61

(1)	“Level 3” input.

	As of December 31, 2016
Inputs	Series G	Series H	Series I	Series J	Series K
Volatility (1)	63.6%	79.1%	70.8%	65.8%	65.8%
Expected term (years)	1.08	2.08	3.08	4	4
Risk free interest rate	.879%	1.223%	1.489%	1.699%	1.699%
Common stock price	$6.00	$6.00	$6.00	$6.00	$6.00
Exercise price	$5.00	$6.00	$7.00	$.02	$.02

Schedule of Warrants, which measured at fair value categorized
	Warrants “G”, “H” and “I”	Warrants “J” and “K”	Total
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016	$6,393,936	$14,011,254	$20,405,190
Change in fair value (gain) reported in the statements of operations	(2,757,071)	(4,066,254)	(6,823,325
Exercise of “J” and “K” Warrants	-	(9,945,000)	(9,945,000
Ending fair value balance reported in the condensed consolidated balance sheet at March 31, 2017	$3,636,865	$-	$3,636,865